Annual Fund Operating Expenses - Founders 100 ETF - Founders 100 ETF	Nov. 24, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%